PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT [Abstract]
Schedule of Composition of Property and Equipment

	December 31
	2012	2013
	In thousands
Cost:
Computers, software and equipment	$5,797	$5,843
Office furniture and equipment	179	179
Leasehold improvements	346	346
	6,322	6,368
Less - accumulated depreciation and amortization	5,471	5,919
	$851	$449